Investment and Mortgage-backed Securities	9 Months Ended
Sep. 30, 2011
Investments, Debt and Equity Securities [Abstract]
Investment and Mortgage-backed Securities
6.   Investment and Mortgage-backed Securities

The amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of investment securities at September 30, 2011 and December 31, 2010 are shown below.

		September 30, 2011
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	gains	losses	value
		(In thousands)
Available for Sale:
U.S. Government agency securities	$87,233	$264	$9	$87,488
Municipal obligations	3,140	138	18	3,260

	$90,373	$402	$27	$90,748

		December 31, 2010
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	gains	losses	value
		(In thousands)
Available for Sale:
U.S. Government agency securities	$88,529	$102	$1,622	$87,009
Municipal obligations	1,545	5	177	1,373

	$90,074	$107	$1,799	$88,382

The amortized costs of investment securities at September 30, 2011, by contractual term to maturity, are shown below.

September 30,
2011
(In thousands)
Less than one year	$70,846
One to five years	10,954
Five to ten years	1,325
More than ten years	7,248

$90,373

The amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of mortgage-backed securities at September 30, 2011 and December 31, 2010 are shown below.

		September 30, 2011
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	gains	losses	value
		(In thousands)
Available for sale:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$1,185	$141	$1	$1,325
Federal National Mortgage Association adjustable-rate participation certificates	2,895	55	3	2,947
Government National Mortgage Association adjustable-rate participation certificates	3,650	109	16	3,743

	$7,730	$305	$20	$8,015

Held to maturity:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$409	$9	$1	$417
Federal National Mortgage Association adjustable-rate participation certificates	444	8	2	450
Government National Mortgage Association adjustable-rate participation certificates	3,487	145	1	3,631

	$4,340	$162	$4	$4,498

		December 31, 2010

		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	gains	losses	value
		(In thousands)
Available for sale:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$723	$13	$-	$736
Federal National Mortgage Association adjustable-rate participation certificates	548	17	-	565
Government National Mortgage Association adjustable-rate participation certificates	2,908	70	-	2,978

	$4,179	$100	$-	$4,279

Held to maturity:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$464	$10	$1	$473
Federal National Mortgage Association adjustable-rate participation certificates	515	7	-	522
Government National Mortgage Association adjustable-rate participation certificates	3,800	121	-	3,921

	$4,779	$138	$1	$4,916

The amortized cost of mortgage-backed securities, including those designated as available for sale at September 30, 2011, by contractual terms to maturity, are shown below.  Expected maturities will differ from contractual maturities because borrowers may generally prepay obligations without prepayment penalties.

September 30,
2011
(In thousands)

Due in one year or less	$570
Due in one year through five years	2,411
Due in five years through ten years	3,334
Due in more than ten years	5,755

$12,070

The table below indicates the length of time individual securities have been in a continuous unrealized loss position at September 30, 2011:

	Less than 12 months			12 months or longer				Total
Description of	Number of	Fair	Unrealized	Number of	Fair	Unrealized	Number of	Fair	Unrealized
securities	investments	value	losses	investments	value	losses	investments	value	losses
				(Dollars in thousands)

U.S. Government agency securities	2	$9,991	$9	-	$-	$-	2	$9,991	$9
Municipal obligations	-	-	-	1	697	18	1	697	18
Mortgage-backed securities	14	761	23	5	43	1	19	804	24

Total temporarily impaired securities	16	$10,752	$32	6	$740	$19	22	$11,492	$51

Management does not intend to sell any of the debt securities with an unrealized loss and does not believe that it is more likely than not that it will be required to sell a security in an unrealized loss position prior to a recovery in value.  The fair values are expected to recover as securities approach maturity dates. The Corporation has evaluated these securities and has determined that the decline in their values is temporary.